Expense Example, No Redemption (Mid-Cap Index Portfolio Annuity)	Mid-Cap Index Portfolio Mid-Cap Index Portfolio - Mid-Cap Index Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306